Cane Alternative Strategies Fund
FUND SUMMARY

Cane Alternative Strategies Fund

a series of Northern Lights Fund Trust III

Class A CDMAX

Class C CDMCX

Class I CDMIX

Supplement dated March 6, 2018, to the Prospectus dated November 1, 2017

Effective as of the close of business on March 19, 2018, sales and operations of Class C shares of the Cane Alternative Strategies Fund (the “Fund”) will be suspended.

The Fund may recommence offering and operation of Class C shares of the Fund in the future. Also effective as of the close of business on March 19, 2018, the Fund’s adviser, Cane Capital Management, LLC, will eliminate the Fund’s sales charge load applicable to Class A shares.

Accordingly, the following sections of the Fund’s prospectus have been amended or restated, as shown below.

References to Class C Shares. All references to Class C shares in the Prospectus are removed.

The following replaces the “Fees and Expenses of the Fund” portion of the “Fund Summary” section of the Prospectus.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price)	None	None
Redemption Fee (as a % of amount redeemed if held less than 30 days)	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.95%	1.95%
Distribution and Service (12b-1) Fees	0.25%	0.00%
Other Expenses(1)	1.77%	1.65%
Total Annual Fund Operating Expenses	3.97%	3.60%
Fee Waive(2)	(1.47)%	(1.35)%
Total Annual Fund Operating Expenses After Fee Waiver	2.50%	2.25%

(1)	The expenses of the Fund’s wholly-owned subsidiary are consolidated with those of the Fund and are not presented as a separate expense.
(2)	The Fund’s adviser, Cane Capital Management, LLC (the “Adviser”) has contractually agreed to waive management fees and to make payments to limit Fund expenses, until October 31, 2018 so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense or securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) of the Fund do not exceed 2.50% or 2.25% of the Fund’s average daily net assets attributable to Class A or Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limit in place at the time of recoupment. This agreement may be terminated only by the Trust’s Board, on 60 days’ written notice to the Adviser.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

	1 Year	3 Years	5 years	10 years
Class A	$253	$1,075	$1,915	$4,090
Class I	$228	$978	$1,750	$3,774

In addition, the section entitled “How to Purchase Shares” on page 13 of the Prospectus is replaced with the following:

HOW TO PURCHASE SHARES

Share Classes

This Prospectus describes two classes of shares offered by the Fund: Class A and Class I. The Fund offers these classes of shares so that you can choose the class that best suits your investment needs. Refer to the information below so that you can choose the class that best suits your investment needs. The main differences between each class are sales charges, ongoing fees and minimum investment. For information on ongoing distribution fees, see Distribution Fees on page 20 of this Prospectus. Each class of shares in the Fund represents interest in the same portfolio of investments within the Fund. There is no investment minimum on reinvested distributions and the Fund may change investment minimums at any time. The Fund reserves the right to waive sales charges, as described below. The Fund and the Adviser may each waive investment minimums at their individual discretion. Not all share classes may be available for purchase in all states.

Factors to Consider When Choosing a Share Class

When deciding which class of shares of the Fund to purchase, you should consider your investment goals, present and future amounts you may invest in the Fund, and the length of time you intend to hold your shares. To help you make a determination as to which class of shares to buy, please refer back to the examples of the Fund’s expenses over time in the Fees and Expenses of the Fund section for the Fund in this Prospectus. You also may wish to consult with your financial adviser for advice with regard to which share class would be most appropriate for you.

Class A Shares

Class A shares are offered at their NAV without an initial sales charge. This means that 100% of your initial investment is placed into shares of a Fund. Class A shares are subject to 12b-1 distribution fees of up to 0.25% of the average daily net assets of Class A shares. Over time, fees paid under this distribution plan will increase the cost of a Class A shareholder’s investment and may cost more than other types of sales charges. The minimum initial investment in Class A shares of the Fund is $2,500 for all accounts. The minimum subsequent investment in Class A shares of the Fund is $500 for all accounts. The Fund reserves the right to waive any minimum.

Class I Shares

Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A shares. This means that 100% of your initial investment is placed into shares of the Fund. Class I shares require a minimum initial investment of $500,000 (except that retirement plan accounts have an initial investment minimum of $2500) and the minimum subsequent investment is $500 for all accounts.

The Fund reserves the right to waive any minimum. There is no minimum investment requirement when you are buying shares by reinvesting dividends and distributions from the Fund.

Purchasing Shares:

You may purchase shares of the Fund by sending a completed application form to the following address:

Regular Mail Cane Alternative Strategies Fund c/o Gemini Fund Services, LLC PO Box 541150 Omaha, Nebraska 68154	Express/Overnight Mail Cane Alternative Strategies Fund c/o Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, Nebraska 68130

The USA PATRIOT Act requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. This information will assist the Fund in verifying your identity. Until such verification is made, the Fund may temporarily limit additional share purchases. In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity. As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

Purchase through Brokers: You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund’s distributor. The brokers and agents are authorized to receive purchase and redemption orders on behalf of the Fund. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a brokers authorized designee receives the order. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of the Fund. Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Fund. You should carefully read the program materials provided to you by your servicing agent.

Purchase by Wire: If you wish to wire money to make an investment in the Fund, please call the Fund at 1-855-382-6455 for wiring instructions and to notify the Fund that a wire transfer is coming. Any commercial bank can transfer same-day funds via wire. The Fund will normally accept wired funds for investment on the day received if they are received by the Fund’s designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds.

Automatic Investment Plan: You may participate in the Fund’s Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in the Fund through the use of electronic funds transfers or automatic bank drafts. You may elect to make subsequent investments by transfers of a minimum of $250 on specified days of each month into your established Fund account. Please contact the Fund at 1-855-382-6455 for more information about the Fund’s Automatic Investment Plan.

The Fund, however, reserves the right, in its sole discretion, to reject any application to purchase shares. Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, thrift institutions, or credit union in U.S. funds for the full amount of the shares to be purchased. After you open an account, you may purchase additional shares by sending a check together with written instructions stating the name(s) on the account and the account number, to the above address. Make all checks payable to “Cane Alternative Strategies Fund.” The Fund will not accept payment in credit cards, cash, cashier’s checks or money orders. Also, to prevent check fraud, the Fund will not accept third party checks, U.S. Treasury checks, credit card checks or starter checks for the purchase of shares.

Note: Gemini Fund Services, LLC, the Fund’s transfer agent, will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any check returned to the transfer agent for insufficient funds.

When Order is Processed: All shares will be purchased at the NAV per share (plus applicable sales charges, if any) next determined after the Fund receives your application or request in good order. All requests received in good order by the Fund before the close of regular trading on the NYSE every day the NYSE is open for business. The NYSE normally closes at 4:00 p.m. (Eastern Time) will be processed on that same day. Requests received after 4:00 p.m. will be processed on the next business day.

Good Order: When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:

  the name of the Fund and share class;
  the dollar amount of shares to be purchased;
  a completed purchase application or investment stub; and
  check payable to the “Cane Alternative Strategies Fund”.

Retirement Plans: You may purchase shares of the Fund for your individual retirement plans. Please call the Fund at 1-855-382-6455 for the most current listing and appropriate disclosure documentation on how to open a retirement account.

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You should read this Supplement in conjunction with the Fund’s Prospectus and Statement of Additional Information, dated November 1, 2017, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-855-382-6455.

Please retain this Supplement for future reference.

Investment Objective:
The Fund’s objective is capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Cane Alternative Strategies Fund	Class A	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price)	none	none
Redemption Fee (as a % of amount redeemed if held less than 30 days)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Cane Alternative Strategies Fund		Class A	Class I
Management Fees		1.95%	1.95%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	1.77%	1.65%
Total Annual Fund Operating Expenses		3.97%	3.60%
Fee Waive	[2]	(1.47%)	(1.35%)
Total Annual Fund Operating Expenses After Fee Waiver		2.50%	2.25%
[1]	The expenses of the Fund's wholly-owned subsidiary are consolidated with those of the Fund and are not presented as a separate expense.
[2]	The Fund's adviser, Cane Capital Management, LLC (the "Adviser") has contractually agreed to waive management fees and to make payments to limit Fund expenses, until October 31, 2018 so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense or securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) of the Fund do not exceed 2.50% or 2.25% of the Fund's average daily net assets attributable to Class A or Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limit in place at the time of recoupment. This agreement may be terminated only by the Trust's Board, on 60 days' written notice to the Adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Cane Alternative Strategies Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	253	1,075	1,915	4,090
Class I	228	978	1,750	3,774

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2017, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks capital appreciation by making long and short investments in fixed income, currency, equity and commodity markets primarily in a portfolio of equities and futures contracts and futures-related instruments, swaps and options. The Fund’s adviser, Cane Capital Management, LLC (the “Adviser”), utilizes a proprietary quantitative model, deriving inputs from financial data, to identify securities exhibiting particular traits that indicate the potential for outperformance. The Adviser is not limited by industry or sector, but does limit its selection to the top 1,000 U.S. companies as defined by market capitalization.

The Adviser’s process uses a combination of economic analysis and quantitative market dynamics to determine investment strategies, which are implemented through taking (i) long positions in equities or (ii) long or short positions in the other types of securities described above. The Adviser’s risk management approach uses statistical processes in order to truncate downside risk. The Adviser executes a portion of the Fund’s strategy by investing up to 25% of its total assets in a wholly-owned and controlled subsidiary (the “Subsidiary”). The Subsidiary invests the majority of its assets in commodities and other futures contracts. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis. The Adviser anticipates allocating approximately 25% of Fund assets to the Subsidiary. However, as market conditions change, ranges may change. The Fund may invest in a total return swap on an index maintained by the adviser in order to achieve the Fund’s investment objective.

Within the framework of the Fund’s portfolio, the Adviser employs multiple systems to trade multiple asset classes. Each model is differentiated by the techniques it uses to enter and exit markets and its time frame. Although many of the models are driven by technical aspects of the markets, some use only fundamental information to govern buy and sell decisions. Each model works independently of the others, and may take positions in opposite directions. The Fund may take long or short positions. In the case of short positions, the Fund will realize a gain if at the time of sale the price of the stock is less than the price of the stock at the time it was sold short.

The Fund’s portfolio will generally hold combination of foreign (including emerging markets) and domestic equities (of any market capitalization), fixed income (of any maturity, duration or credit quality including U.S. treasuries), currency and commodities. The Adviser monitors risk at the position, sector and portfolio levels. At the onset of each trade, a specific amount of risk is allocated to the trade. Throughout the life of the position, the Adviser monitors risk and adjusts position sizes if it deems necessary. The Adviser looks for non-correlation among the models and asset classes in which it trades.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

• Commodity Risk: Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

• Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

• Currency Risk: The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

• Derivatives Risk: Even a small investment in derivatives (which include options, futures and other transactions) may give rise to leverage risk (which can increase volatility and magnify the Fund’s potential for loss), and can have a significant impact on the Fund’s performance. Derivatives are also subject to credit risk (the counterparty may default) and liquidity risk (the Fund may not be able to sell the security or otherwise exit the contract in a timely manner).

• Emerging Markets Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

• Equity Securities Risk: Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of energy companies in particular, or a particular company.

• Fixed Income Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the bond investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

• Futures Risk: Futures contract positions may not provide an effective hedge because changes in futures contract prices may not track those of the securities they are intended to hedge. Futures create leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price and which can have a significant impact on the Fund’s performance. Futures are also subject to credit risk (the counterparty may default) and liquidity risk (the Fund may not be able to sell the security or otherwise exit the contract in a timely manner).

• Leverage Risk: Using leverage can magnify the Fund’s potential for gain or loss and; therefore, amplify the effects of market volatility on the Fund’s share price.

• Management Risk: The Adviser’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall equity and fixed income securities market risks affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

• Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction.

• Small and Medium Capitalization Stock Risk: The Fund limits its investments to companies in the top 1,000 U.S. companies as defined by market capitalization. These investments may include small or medium capitalization companies, the price of which may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

• Taxation Risk: By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

• Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the Investment Company Act of 1940 (“1940 Act”) and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

• U.S. Government Securities Risk: Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. There is no guarantee that government agencies will receive support from the U.S. Treasury during financial difficulties.

Performance:

The bar chart and performance table show the variability of the Fund’s returns, over time which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. Although Class A and C shares would have similar annual returns to Class I shares because the classes are invested in the same portfolio of securities, the returns for Class A and C shares would be different from Class I shares because Class A and C shares have different expenses than Class I shares. The performance table compares the performance of the Fund over time to the performance of a broad-based market index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. The Fund acquired all of the assets and liabilities of Cane Global Master Fund, LP (the “Predecessor Fund”) in a tax-free reorganization on August 29, 2014 (the “Reorganization”). In connection with the Reorganization, shares of the Predecessor Fund were exchanged for Class I shares of the Fund. The performance information set forth below for Class I shares includes the historical performance of the Predecessor Fund for periods prior the Reorganization. The Predecessor Fund was not registered under the 1940 Act and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the Predecessor Fund had been registered under the 1940 Act, its performance may have been adversely affected. Updated performance information will be available at no cost by visiting www.canefunds.com or by calling 1-855-382-6455.

Class I Performance Bar Chart For Calendar Years Ended December 31

Best Quarter	9.33%	December 31, 2008
Worst Quarter	(11.98)%	September 30, 2008
For the year to date period ended September 30, 2017, the Fund’s total return was (1.81)%
Performance Table Average Annual Total Returns (For periods ended December 31, 2016)
Average Annual Total Returns - Cane Alternative Strategies Fund		Label	One Year	Five Years	Since Inception		Since Inception		Inception Date
Class I		Return before taxes	(5.32%)	4.05%	3.11%	[1]			Nov. 01, 2007
Class I | Return after taxes on distributions	[2]		(5.32%)	3.60%	2.87%
Class I | Return after taxes on distributions and sale of fund shares	[2]		(3.01%)	2.95%	2.33%
Class A		Return before taxes	(10.95%)				(0.66%)	[3]	Aug. 14, 2014
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)			11.96%	14.66%	6.71%		7.11%
HFRX Macro/CTA Index (reflects no deduction for fees, expenses or taxes)			(2.93%)	(0.53%)	(1.15%)		0.42%
[1]	Since November 1, 2007.
[2]	As a result of the different tax treatment of the Predecessor Fund, we are unable to show the after-tax returns for the periods prior to the Reorganization. The Predecessor Fund did not have a distribution policy. It was an unregistered limited partnership, did not qualify as a regulated investment company for federal income tax purposes and it did not pay dividends and distributions.
[3]	Since August 14, 2014.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.